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1933 Act Rule 497(j)
1933 Act File No. 333-170575
1940 Act File No. 811-08495

Direct Dial: (202) 419-8416

December 15, 2010

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:                 Nationwide Mutual Funds (the “Registrant”)
SEC File Nos. 333-170575 and 811-08495
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Proxy Statement/Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) does not differ from that contained in Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission on December 13, 2010.

Pre-Effective Amendment No. 1 became effective with the Securities and Exchange Commission on December 14, 2010.

If you have any questions with the respect to the filing, please do not hesitate to telephone the undersigned at (202) 419-8416.

Sincerely,

/s/ Cillian M. Lynch
Cillian M. Lynch